UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees' Equity Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 30

Date of reporting period:	January 31, 2009

Item 1:	Schedule of Investments

Vanguard International Value Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (91.9%)
Australia (0.8%)
	Australia & New Zealand Bank Group Ltd.	1,226,900	10,181
	Westpac Banking Corp., Ltd.	766,369	7,515
	National Australia Bank Ltd.	489,021	5,768
	Metcash Ltd.	1,887,800	4,991
	Macquarie Airports Group	3,251,427	4,661
	Telstra Corp. Ltd.	1,567,200	3,739
	OZ Minerals Ltd.	355,883	124

			36,979
Belgium (2.3%)
	Anheuser-Busch InBev NV	2,006,180	50,917
	Belgacom SA	984,200	34,336
	Delhaize Group	164,500	10,571
	Solvay SA	143,295	10,122
	Anheuser-Busch InBev NV (Brussels Shares)	734,880	4

			105,950
Brazil (1.8%)
	Companhia Vale do Rio Doce Sponsored ADR	1,203,830	14,614
	Banco do Brasil SA	2,142,000	13,111
	Companhia Energetica de Minas Gerais ADR	863,886	11,740
	Uniao de Bancos Brasileiros SA GDR	187,100	10,530
	Petroleo Brasileiro SA ADR	376,700	9,870
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	700,425	8,713
	Petroleo Brasileiro SA Series A ADR	378,557	8,200
	Gerdau SA ADR	1,280,800	8,171

			84,949
Canada (2.0%)
	Telus Corp.-Non Voting Shares	1,283,201	34,261
	Petro-Canada	671,200	14,554
	Bank of Nova Scotia, Halifax	382,946	9,266
	IGM Financial, Inc.	342,934	9,089
	Canadian Imperial Bank of Commerce	154,700	5,883
^	Royal Bank of Canada	210,547	5,221
	Sun Life Financial Services of Canada	207,480	4,223
	Imperial Oil Ltd.	126,700	4,024
	Nexen Inc.	234,610	3,417
	Methanex Corp.	397,900	3,076
	Inmet Mining Corp.	93,600	1,585
	ING Canada Inc.	1	—

			94,599
China (4.5%)
	China Mobile (Hong Kong) Ltd.	3,832,500	34,499
	Baidu.com, Inc.	196,000	25,239
	China Petroleum & Chemical Corp.	39,556,000	21,324

	Sun Hung Kai Properties Ltd.	2,378,000	21,068
	Swire Pacific Ltd. A Shares	3,253,000	21,008
	Lenovo Group Ltd.	97,238,258	18,071
	Denway Motors Ltd.	40,642,000	12,114
	China Communications Construction Co., Ltd.	12,115,000	11,726
	China Shenhua Energy Co. Ltd. H Shares	4,619,000	9,848
	Weichai Power Co., Ltd. Class H	4,964,800	9,495
^	LDK Solar Co. Ltd. ADR	736,000	8,906
	China Construction Bank	16,901,000	8,243
	Jiangxi Copper Co. Ltd.	6,324,000	4,311
	China Telecom Corp. Ltd.	11,458,000	4,157
^	China Medical Technologies, Inc. ADR	208,736	3,202

			213,211
Denmark (0.1%)
	Novo Nordisk A/S B Shares	50,454	2,688

Finland (2.0%)
	Nokia Oyj	5,449,600	66,793
	Sampo Oyj A Shares	924,800	14,846
	Stora Enso Oyj R Shares	1,951,300	11,890

			93,529
France (10.7%)
	Sanofi-Aventis	1,962,854	110,397
	Total SA	1,601,417	79,805
	France Telecom SA	2,403,339	53,856
	Gaz de France	1,389,583	53,164
	Axa	2,078,834	32,739
	BNP Paribas SA	701,671	26,787
	Groupe Danone	421,021	21,610
	Credit Agricole SA	1,662,474	20,125
	Lagardere S.C.A.	410,100	15,601
	Societe Generale Class A	333,856	13,959
	Renault SA	574,700	11,073
	Carrefour SA	309,989	10,570
	Vivendi SA	369,576	9,520
	Schneider Electric SA	134,438	8,508
	Societe Television Francaise 1	772,761	8,304
	Pinault-Printemps-Redoute SA	149,101	7,516
	Compagnie Generale des Etablissements Michelin SA	177,200	6,927
	Vallourec SA	41,400	4,045
*	Suez Environnement SA	213,446	3,401
	Arkema	232,600	3,269

			501,176
Germany (6.9%)
	E.On AG	2,459,900	79,235
	Allianz AG	481,550	40,375
^	Siemens AG	561,898	31,641
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	181,100	23,917
	Adidas AG	614,626	21,267

	Bayer AG	372,128	19,754
^	Deutsche Bank AG	734,300	19,133
	BASF AG	641,900	18,595
	SAP AG	482,209	16,942
	Deutsche Lufthansa AG	1,222,100	14,812
	Henkel AG & Co. KgaA	565,150	14,594
	RWE AG	98,250	7,634
^	Suedzucker AG	401,600	6,360
	Merck KgaA	71,168	6,025
	Deutsche Telekom AG	418,800	5,054

			325,338
India (0.6%)
	Infosys Technologies Ltd. ADR	775,202	20,589
	State Bank of India GDR	121,750	5,823

			26,412
Indonesia (0.4%)
	PT Telekomunikasi Indonesia ADR	555,200	12,164
	PT International Nickel Indonesia Tbk	22,800,000	4,846

			17,010
Israel (0.1%)
	Bank Leumi Le-Israel	2,189,200	3,987

Italy (3.4%)
	Eni SpA	4,955,627	104,817
	Intesa Sanpaolo SpA	7,553,100	23,804
	Telecom Italia SpA	11,230,800	13,800
	Saipem SpA	425,470	6,483
	Telecom Italia SpA RNC	6,391,400	6,163
	Fondiari-Sai SpA	277,152	4,323

			159,390
Japan (12.5%)
	Tokyo Electric Power Co.	1,340,800	41,931
	Canon, Inc.	1,371,300	37,417
	Toyota Motor Corp.	1,139,000	36,640
	Sumitomo Mitsui Financial Group, Inc.	757,500	30,021
	Kirin Brewery Co., Ltd.	2,245,000	28,157
	Nippon Telegraph and Telephone Corp.	458,800	22,221
^	Mizuho Financial Group, Inc.	8,800,000	21,782
	Hoya Corp.	1,169,200	20,849
	Fanuc Co., Ltd.	349,161	20,692
	Nintendo Co.	66,500	20,616
	Inpex Holdings, Inc.	2,780	19,951
	Sumitomo Trust & Banking Co., Ltd.	3,678,000	18,035
	Toshiba Corp.	5,098,000	17,798
	KDDI Corp.	2,816	17,583
	Fujitsu Ltd.	3,856,000	17,334
^	Sharp Corp.	2,317,000	17,202
	Mitsui & Co., Ltd.	1,581,000	16,498
	Shionogi & Co., Ltd.	769,000	16,477
	Bank of Yokohama Ltd.	3,055,000	15,604
	Nissan Motor Co., Ltd.	4,871,600	14,676

	JFE Holdings, Inc.	563,400	14,002
	Shin-Etsu Chemical Co., Ltd.	276,400	12,932
	Osaka Gas Co., Ltd.	2,345,000	9,991
	Hitachi Ltd.	3,189,000	9,727
	Sumitomo Corp.	1,041,900	9,429
	THK Co., Inc.	733,400	9,309
	East Japan Railway Co.	127,100	8,619
	Nomura Holdings Inc.	1,299,100	8,414
	Mitsubishi Chemical Holdings Corp.	1,978,500	8,109
	Mitsubishi Corp.	590,600	7,804
	Mitsubishi UFJ Financial Group	1,383,800	7,676
	Honda Motor Co., Ltd.	305,000	7,009
	Sony Corp.	275,700	5,373
	Mitsui Chemicals, Inc.	1,834,000	5,272
	Nippon Mining Holdings Inc.	1,276,500	4,643
	Isuzu Motors Ltd.	3,930,000	4,562
	Furukawa Electric Co.	1,259,000	4,350
	Orix Corp.	9,060	396

			589,101
Luxembourg (0.5%)
^	ArcelorMittal(Amsterdam Shares)	1,005,387	22,498

Mexico (0.3%)
	America Movil SA de CV Series L ADR	415,639	11,850

Netherlands (2.0%)
	Unilever NV	1,353,220	29,829
	Koninklijke Ahold NV	1,726,080	20,697
^	European Aeronautic Defence and Space Co.	945,310	16,453
	ING Groep NV	1,357,234	11,201
	Heineken NV	377,000	11,083
	Koninklijke (Royal) Philips Electronics NV	332,810	6,049

			95,312
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	2,846,200	3,791

Norway (0.6%)
	StatoilHydro ASA	1,077,200	18,560
^,*	Subsea 7 Inc.	1,417,400	7,379

			25,939
Portugal (0.5%)
	Portugal Telecom SGPS SA	3,102,900	25,055

Russia (2.3%)
	LUKOIL ADR	1,624,937	52,996
	OAO Gazprom Sponsored ADR	2,426,985	31,327
	MMC Norilsk Nickel ADR	3,776,708	15,578
	Mobile TeleSystems ADR	376,100	8,011

			107,912
Singapore (0.8%)
	Singapore Telecommunications Ltd.	15,811,900	27,446

	DBS Group Holdings Ltd.	1,638,701	9,434

			36,880
South Africa (0.1%)
	Standard Bank Group Ltd.	901,078	6,193

South Korea (3.0%)
	Samsung Electronics Co., Ltd.	149,958	52,140
	KB Financial Group, Inc.	1,095,634	29,384
	SK Telecom Co., Ltd. ADR	1,298,700	21,234
	Samsung Electronics Co., Ltd. Pfd.	58,300	12,693
	Industrial Bank of Korea	1,299,860	8,036
	Hana Financial Group Inc.	339,800	5,561
	Honam Petrochemical Corp.	129,200	5,407
	Shinhan Financial Group Co. Ltd.	253,110	5,114

			139,569
Spain (0.7%)
	Telefonica SA	1,330,000	23,579
	Banco Santander SA	1,271,740	10,291

			33,870
Sweden (2.0%)
	Telefonaktiebolaget LM Ericsson AB Class B	9,609,080	75,611
	Svenska Cellulosa AB B Shares	1,678,000	13,092
^	Volvo AB B Shares	1,028,750	4,101

			92,804
Switzerland (8.8%)
	Novartis AG (Registered)	3,152,576	129,541
	Roche Holdings AG	729,097	102,354
	Nestle SA (Registered)	1,752,945	60,581
	Zurich Financial Services AG	215,600	38,875
*	UBS AG	2,737,600	34,330
	Credit Suisse Group (Registered)	1,106,889	28,250
	Syngenta AG	48,611	9,401
	Lonza AG (Registered)	91,463	8,346

			411,678
Taiwan (1.2%)
	AU Optronics Corp.	18,615,000	13,155
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,608,139	12,125
	United Microelectronics Corp.	52,426,668	11,191
	Siliconware Precision Industries Co.	10,457,417	8,346
	China Steel Corp.	10,449,732	7,053
	Compal Electronics Inc. GDR	1,506,895	3,767
	China Steel Corp. GDR	196,889	2,684

			58,321
Thailand (0.3%)
	PTT Public Co. Ltd. (Foreign)	2,059,900	9,300
	Thai Oil Public Co., Ltd. (Foreign)	5,154,800	3,552
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	11,803,100	3,252

			16,104
Turkey (0.8%)
	Turkcell Iletisim Hizmetleri A.S.	4,519,900	23,959

Turkiye Is Bankasi A.S. C Shares	6,715,500	14,897

		38,856
United Kingdom (19.8%)
Vodafone Group PLC	73,405,238	136,337
GlaxoSmithKline PLC	5,415,280	95,509
BP PLC	12,373,300	87,628
Royal Dutch Shell PLC Class A (Amsterdam Shares)	3,145,000	77,495
Imperial Tobacco Group PLC	2,046,650	55,964
BAE Systems PLC	9,427,200	54,716
Unilever PLC	2,420,200	53,091
British American Tobacco PLC	1,879,743	51,542
Prudential PLC	7,714,760	37,083
Diageo PLC	2,526,480	33,899
Aviva PLC	7,394,251	33,404
Tesco PLC	6,288,565	32,500
Reckitt Benckiser Group PLC	788,179	30,355
BG Group PLC	1,338,500	18,352
BHP Billiton PLC	997,873	16,680
HSBC Holdings PLC	2,064,900	16,021
Associated British Foods PLC	1,642,500	15,719
Lloyds Banking Group PLC	8,923,569	11,625
Smith & Nephew PLC	1,358,492	9,847
Royal & Sun Alliance Insurance Group PLC	4,587,167	8,704
Man Group PLC	2,718,865	8,072
Barclays PLC	5,199,800	7,650
Standard Chartered PLC	598,326	7,560
ICAP PLC	1,951,486	6,628
TUI Travel PLC	2,044,000	6,610
HSBC Holdings PLC (Hong Kong Shares)	818,357	6,400
Centrica PLC	1,622,500	6,037
Royal Bank of Scotland Group PLC	17,777,757	5,597

		931,025
Total Common Stocks (Cost $6,606,743)		4,311,976
Convertible Bonds (0.0%)

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
China Medical Technologies	4.000%	8/15/13	4,981	2,086

Total Convertible Bonds (Cost $2,518)				2,086
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (10.3%)
Money Market Fund (9.3%)
[1,2]	Vanguard Market Liquidity Fund	0.780%	435,176,190	435,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (1.0%)
[3,4]	Federal Home Loan Mortgage Corp.	2.642%	2/19/09	6,900	6,899
[3,4]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	12,000	11,989

International Value Fund

[3,4]	Federal National Mortgage Assn.	1.357%	3/31/09	30,000	29,981

	48,869
Total Temporary Cash Investments (Cost $483,967)	484,045
Total Investments (102.2%) (Cost $7,093,228)	4,798,107
Other Assets and Liabilities-Net (-2.2%)[2,4]	(103,585)
Net Assets (100%)	4,694,522

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $115,040,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $124,023,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $31,882,000 and cash of $3,715,000 have been segregated as initial margin for open futures contracts.
	ADR—American Depositary Receipt.
	GDR—Global Depositary Receipt.

International Value Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At January 31, 2009, the cost of investment securities for tax purposes was $7,093,228,000. Net unrealized depreciation of investment securities for tax purposes was $2,295,121,000, consisting of unrealized gains of $147,597,000 on securities that had risen in value since their purchase and $2,442,718,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 94.4% and 7.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

International Value Fund

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	1,605	45,846	(4,793)
FTSE 100 Index	557	32,956	(1,629)
Topix Index	355	31,227	(1,265)
S&P ASX 200 Index	115	6,386	(148)

Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

					Unrealized
					Appreciation
	Contract Amount (000)				(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

3/25/09	AUD	11,483	USD	7,276	(716)
3/16/09	USD	49,211	CAD	61,039	(791)
3/25/09	EUR	31,677	USD	40,566	(5,202)
3/25/09	GBP	25,608	USD	36,896	(2,349)
3/18/09	JPY	2,841,225	USD	31,662	954
AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollar
CAD-Canadian dollar

Unrealized appreciation (depreciation) on open forward currency contracts is required to be treated as realized gain (loss) for tax purposes.

Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Forward Currency Contracts ($000)
Level 1- Quoted prices	738,044	(7,835)	(8,104)
Level 2- Other significant observable inputs	4,060,063	-	-
Level 3- Significant unobservable inputs	-	-	-
Total	4,798,107	(7,835)	(8,104)

Vanguard Diversified Equity Fund

Schedule of Investments

As of January 31, 2009

	Shares	Market Value ($000)

Investment Companies (99.9%)
U.S. Stock Funds (99.9%)
Vanguard Growth and Income Fund Investor Shares	9,167,779	163,461
Vanguard Morgan Growth Fund Investor Shares	11,523,244	124,221
Vanguard U.S. Growth Fund Investor Shares	10,571,537	123,793
Vanguard Windsor II Fund Investor Shares	7,037,295	123,082
Vanguard Windsor Fund Investor Shares	14,927,376	121,807
Vanguard Explorer Fund Investor Shares	2,084,868	82,123
Vanguard Capital Value Fund	8,763,788	41,365
Vanguard Mid-Cap Growth Fund	3,905,478	41,164

		821,016
Total Investment Companies (Cost $1,442,535)		821,016
Other Assets and Liabilities-Net (0.1%)		652
Net Assets (100%)		821,668

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2009, the cost of investment securities for tax purposes was $1,442,535,000. Net unrealized depreciation of investment securities for tax purposes was $621,519,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	March 23, 2009

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	March 23, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.